ING GROWTH + VALUE

                         SUPPLEMENT DATED JUNE 16, 2003
                     TO THE CLASS A, B, C, M & T PROSPECTUS
                            DATED SEPTEMBER 23, 2002

     Effective June 16, 2003, ING Investments, LLC assumed direct management of the investment portfolio of ING Growth + Value Fund (the "Fund"). As of that date Navellier Fund Management, Inc. (Navellier) no longer serves as sub-adviser to the Fund. Accordingly, the Prospectus is revised as follows:

1) The section on page 2 of the Prospectus entitled "Funds at a Glance- ING Growth + Value Fund", is amended to delete the text "SUB-ADVISER: NAVELLIER FUND MANAGEMENT, INC."

2) The section on page 6 of the Prospectus entitled "ING Growth + Value Fund" is deleted in its entirety and replaced with the following:

                                                                         ADVISER
ING GROWTH + VALUE FUND                                     ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks capital appreciation.

INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock.

The Fund invests in common stock of companies the portfolio managers believe are poised to rise in price. The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have changed.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the portfolio managers choose growth companies that do not grow as quickly as hoped, or that are not as undervalued as the managers' assessment indicates. The Fund's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS - from time to time, the stock market may not favor the growth stocks at a reasonable price in which the Fund invests. Rather, the market could favor more speculative growth stocks or more "deep value" stocks.

INABILITY TO SELL SECURITIES - securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

PORTFOLIO TURNOVER - a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

3) The section on page 49 of the Prospectus entitled "Management of the Funds" is amended to add the following:

     GROWTH + VALUE FUND

     The Fund has been managed by a team of investment professionals led by Matthew S. Price and David C. Campbell since June 16, 2003. Matthew Price, portfolio manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, portfolio manager, joined ING as a managing director and portfolio manager in 1990.

4) The section on page 50 of the Prospectus entitled "Management of the Funds-ING Growth + Value Fund" is deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING GROWTH + VALUE

                         SUPPLEMENT DATED JUNE 16, 2003
                            TO THE CLASS Q PROSPECTUS
                            DATED SEPTEMBER 23, 2002

     Effective June 16, 2003, ING Investments, LLC assumed direct management of the investment portfolio of ING Growth + Value Fund (the "Fund"). As of that date Navellier Fund Management, Inc. (Navellier) no longer serves as sub-adviser to the Fund. Accordingly, the Prospectus is revised as follows:

1) The section on page 2 of the Prospectus entitled "Funds at a Glance- ING Growth + Value Fund", is amended to delete the text "SUB-ADVISER: NAVELLIER FUND MANAGEMENT, INC."

2) The section on page 6 of the Prospectus entitled "ING Growth + Value Fund" is deleted in its entirety and replaced with the following:

                                                                         ADVISER
ING GROWTH + VALUE FUND                                     ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks capital appreciation.

INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock.

The Fund invests in common stock of companies the portfolio managers believe are poised to rise in price. The portfolio managers use a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that have improving bottom lines, with reasonable valuation, whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the portfolio managers.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The most frequent reason to sell a security is likely to be that the portfolio managers believe a company's bottom line results or prospects have changed.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the portfolio managers choose growth companies that do not grow as quickly as hoped, or that are not as undervalued as the managers' assessment indicates. The Fund's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS - from time to time, the stock market may not favor the growth stocks at a reasonable price in which the Fund invests. Rather, the market could favor more speculative growth stocks or more "deep value" stocks.

INABILITY TO SELL SECURITIES - securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

PORTFOLIO TURNOVER - a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

3) The section on page 39 of the Prospectus entitled "Management of the Funds" is amended to add the following:

     GROWTH + VALUE FUND

     The Fund has been managed by a team of investment professionals led by Matthew S. Price and David C. Campbell since June 16, 2003. Matthew Price, portfolio manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, portfolio manager, joined ING as a managing director and portfolio manager in 1990.

4) The section on page 40 of the Prospectus entitled "Management of the Funds-ING Growth + Value Fund" is deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING GROWTH + VALUE

                         SUPPLEMENT DATED JUNE 16, 2003
           TO THE DOMESTIC EQUITY STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 23, 2002
                       (AS SUPPLEMENTED JANUARY 16, 2003)

     Effective June 16, 2003, ING Investments, LLC assumed direct management of the investment portfolio of ING Growth + Value Fund (the "Fund"). As of that date Navellier Fund Management, Inc. (Navellier) no longer serves as sub-adviser to the Fund. Accordingly, this Statement of Additional Information is revised as follows:

1) The fifth paragraph discussing Navellier as the Sub-Adviser of the Growth + Value Fund contained in the section entitled "Sub-Advisory Agreements" on page 40 is deleted in its entirety.

2) The chart of annual sub-advisory fees on page 41 of the section entitled "Sub-Advisory Agreements" is revised by deleting the reference to the Growth + Value Fund's annual sub-advisory Fee.

3) All other references to Navellier or the Fund being sub-advised in the SAI are hereby removed.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE